CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted cash and cash equivalents (including $19 and $32 in variable interest entities, "VIEs," respectively)	$ 227.0	$ 114.0
Accounts receivable, allowance	13.0	0.4
Vacation ownership mortgages receivable, allowance	4.0	1.0
Vacation ownership mortgages receivable, net of allowance of $4 and $1, respectively (including a net $61 and $59 in VIEs, respectively)	79.0	88.0
Other current assets (including $4 and $3 of interest receivables in VIEs, respectively)	33.0	30.0
Restricted cash and cash equivalents (including $1 and $2 in variable interest entities, "VIEs," respectively)	3.0	4.0
Vacation ownership mortgages receivable, allowance	51.0	21.0
Vacation ownership mortgages receivable, net of allowance of $51 and $21, respectively (including a net $498 and $370 in VIEs, respectively)	658.0	642.0
Accrued expenses and other current liabilities (including a net $1 of interest payables in VIEs)	$ 215.0	$ 186.0
Preferred stock, authorized shares	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, authorized shares	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued shares	134,053,132	133,545,864
Treasury stock, shares	9,987,627	8,878,489
Series A Preferred Stock [Member]
Preferred stock, authorized shares	100,000	100,000
VIEs
Restricted cash and cash equivalents (including $19 and $32 in variable interest entities, "VIEs," respectively)	$ 19.0	$ 32.0
Vacation ownership mortgages receivable, net of allowance of $4 and $1, respectively (including a net $61 and $59 in VIEs, respectively)	61.0	59.0
Other current assets (including $4 and $3 of interest receivables in VIEs, respectively)	4.0	3.0
Restricted cash and cash equivalents (including $1 and $2 in variable interest entities, "VIEs," respectively)	1.0	2.0
Vacation ownership mortgages receivable, net of allowance of $51 and $21, respectively (including a net $498 and $370 in VIEs, respectively)	498.0	370.0
Accrued expenses and other current liabilities (including a net $1 of interest payables in VIEs)	$ 1.0	$ 1.0